Portfolio of Investments – as of April 30, 2025 (Unaudited)
Natixis Target Retirement 2015 Fund*

Shares	Description	Value (†)
Common Stocks — 23.3% of Net Assets
	Aerospace & Defense — 0.6%
20	AAR Corp.(a)	$1,069
1	Axon Enterprise, Inc.(a)	613
57	Boeing Co.(a)	10,445
10	General Electric Co.	2,015
3	L3Harris Technologies, Inc.	660
3	Lockheed Martin Corp.	1,433
5	Moog, Inc., Class A	836
1	Northrop Grumman Corp.	487
14	RTX Corp.	1,766
7	Woodward, Inc.	1,313
		20,637
	Air Freight & Logistics — 0.1%
25	Expeditors International of Washington, Inc.	2,748
2	FedEx Corp.	421
15	GXO Logistics, Inc.(a)	543
3	United Parcel Service, Inc., Class B	286
		3,998
	Automobile Components — 0.2%
56	BorgWarner, Inc.	1,589
45	Magna International, Inc.	1,564
125	Mobileye Global, Inc., Class A(a)	1,823
13	Visteon Corp.(a)	1,029
		6,005
	Automobiles — 0.6%
134	General Motors Co.	6,062
54	Tesla, Inc.(a)	15,237
6	Thor Industries, Inc.	434
		21,733
	Banks — 1.1%
29	Ameris Bancorp	1,699
49	Atlantic Union Bankshares Corp.	1,357
60	Banc of California, Inc.	809
162	Bank of America Corp.	6,461
96	Citigroup, Inc.	6,565
7	Citizens Financial Group, Inc.	258
16	East West Bancorp, Inc.	1,369
2	First Citizens BancShares, Inc., Class A	3,558
92	First Financial Bancorp	2,130
88	Fulton Financial Corp.	1,468
18	JPMorgan Chase & Co.	4,403
8	PNC Financial Services Group, Inc.	1,286
21	SouthState Corp.	1,822
13	Truist Financial Corp.	498
11	U.S. Bancorp	444
28	Webster Financial Corp.	1,324
51	Wells Fargo & Co.	3,622
		39,073
	Beverages — 0.6%
5	Boston Beer Co., Inc., Class A(a)	1,229
37	Coca-Cola Co.	2,684
12	Constellation Brands, Inc., Class A	2,251
104	Keurig Dr. Pepper, Inc.	3,597
140	Monster Beverage Corp.(a)	8,417
16	PepsiCo, Inc.	2,169
		20,347
	Biotechnology — 0.6%
11	AbbVie, Inc.	2,146
23	Alnylam Pharmaceuticals, Inc.(a)	6,054
3	Amgen, Inc.	873
Shares	Description	Value (†)
	Biotechnology — continued
14	BioMarin Pharmaceutical, Inc.(a)	$892
27	CRISPR Therapeutics AG(a)	1,044
14	Gilead Sciences, Inc.	1,492
14	Halozyme Therapeutics, Inc.(a)	860
6	Incyte Corp.(a)	376
8	Neurocrine Biosciences, Inc.(a)	862
8	Regeneron Pharmaceuticals, Inc.	4,790
2	United Therapeutics Corp.(a)	606
1	Vertex Pharmaceuticals, Inc.(a)	509
		20,504
	Broadline Retail — 0.7%
15	Alibaba Group Holding Ltd., ADR	1,792
129	Amazon.com, Inc.(a)	23,790
9	eBay, Inc.	613
6	Ollie's Bargain Outlet Holdings, Inc.(a)	637
		26,832
	Building Products — 0.2%
3	Carlisle Cos., Inc.	1,138
9	Carrier Global Corp.	563
46	Fortune Brands Innovations, Inc.	2,476
34	Masco Corp.	2,061
9	Owens Corning	1,309
10	Trex Co., Inc.(a)	578
		8,125
	Capital Markets — 1.4%
46	Bank of New York Mellon Corp.	3,699
2	BlackRock, Inc.	1,828
83	Carlyle Group, Inc.	3,207
5	Cboe Global Markets, Inc.	1,109
89	Charles Schwab Corp.	7,245
8	CME Group, Inc.	2,217
6	FactSet Research Systems, Inc.	2,593
2	Goldman Sachs Group, Inc.	1,095
37	Intercontinental Exchange, Inc.	6,215
27	Janus Henderson Group PLC	897
5	KKR & Co., Inc.	571
6	Morgan Stanley	692
5	MSCI, Inc.	2,726
46	Nasdaq, Inc.	3,506
2	Northern Trust Corp.	188
4	S&P Global, Inc.	2,000
41	SEI Investments Co.	3,210
49	State Street Corp.	4,317
17	Stifel Financial Corp.	1,457
2	T. Rowe Price Group, Inc.	177
		48,949
	Chemicals — 0.3%
3	Air Products & Chemicals, Inc.	813
15	Celanese Corp.	668
47	Corteva, Inc.	2,913
5	DuPont de Nemours, Inc.	330
6	Ecolab, Inc.	1,509
14	HB Fuller Co.	757
9	Innospec, Inc.	805
5	Linde PLC	2,266
11	Minerals Technologies, Inc.	567
2	Sherwin-Williams Co.	706
14	Stepan Co.	708
		12,042
	Commercial Services & Supplies — 0.1%
6	MSA Safety, Inc.	944

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
14	RB Global, Inc.	$1,410
3	Waste Management, Inc.	700
		3,054
	Communications Equipment — 0.1%
5	Arista Networks, Inc.(a)	411
13	Ciena Corp.(a)	873
6	F5, Inc.(a)	1,589
		2,873
	Construction & Engineering — 0.1%
11	AECOM	1,085
3	Comfort Systems USA, Inc.	1,193
3	EMCOR Group, Inc.	1,202
3	Quanta Services, Inc.	878
		4,358
	Construction Materials — 0.1%
2	Martin Marietta Materials, Inc.	1,048
5	Vulcan Materials Co.	1,312
		2,360
	Consumer Finance — 0.3%
151	Ally Financial, Inc.	4,932
4	American Express Co.	1,065
27	Capital One Financial Corp.	4,867
		10,864
	Consumer Staples Distribution & Retail — 0.3%
13	BJ's Wholesale Club Holdings, Inc.(a)	1,528
3	Casey's General Stores, Inc.	1,388
2	Costco Wholesale Corp.	1,989
28	Kroger Co.	2,022
9	Sprouts Farmers Market, Inc.(a)	1,539
2	Target Corp.	193
32	Walmart, Inc.	3,112
		11,771
	Containers & Packaging — 0.1%
13	Crown Holdings, Inc.	1,252
24	Sonoco Products Co.	984
		2,236
	Distributors — 0.1%
18	Genuine Parts Co.	2,116
	Diversified Consumer Services — 0.1%
2	Duolingo, Inc.(a)	779
5	Grand Canyon Education, Inc.(a)	892
16	Service Corp. International	1,278
		2,949
	Diversified REITs — 0.0%
44	American Assets Trust, Inc.	824
	Diversified Telecommunication Services — 0.2%
97	AT&T, Inc.	2,687
22	Iridium Communications, Inc.	531
54	Verizon Communications, Inc.	2,379
		5,597
	Electric Utilities — 0.2%
11	Alliant Energy Corp.	671
14	Eversource Energy	833
12	Exelon Corp.	563
27	FirstEnergy Corp.	1,158
8	IDACORP, Inc.	944
44	PPL Corp.	1,606
10	Xcel Energy, Inc.	707
		6,482
Shares	Description	Value (†)
	Electrical Equipment — 0.1%
3	Eaton Corp. PLC	$883
9	Emerson Electric Co.	946
3	GE Vernova, Inc.	1,112
23	nVent Electric PLC	1,263
7	Regal Rexnord Corp.	741
		4,945
	Electronic Equipment, Instruments & Components — 0.3%
10	Advanced Energy Industries, Inc.	974
7	Amphenol Corp., Class A	539
24	Avnet, Inc.	1,128
24	Cognex Corp.	655
13	Coherent Corp.(a)	836
3	Fabrinet(a)	615
34	Flex Ltd.(a)	1,167
62	Knowles Corp.(a)	976
3	Littelfuse, Inc.	547
27	TE Connectivity PLC	3,952
1	Teledyne Technologies, Inc.(a)	466
2	Zebra Technologies Corp., Class A(a)	501
		12,356
	Energy Equipment & Services — 0.1%
44	ChampionX Corp.	1,062
70	NOV, Inc.	813
17	Schlumberger NV	565
		2,440
	Entertainment — 0.7%
3	Electronic Arts, Inc.	435
6	Live Nation Entertainment, Inc.(a)	795
14	Netflix, Inc.(a)	15,844
2	Take-Two Interactive Software, Inc.(a)	467
73	Walt Disney Co.	6,639
269	Warner Bros. Discovery, Inc.(a)	2,332
		26,512
	Financial Services — 0.9%
31	Block, Inc.(a)	1,813
66	Corebridge Financial, Inc.	1,956
34	Equitable Holdings, Inc.	1,681
15	Fiserv, Inc.(a)	2,769
35	Global Payments, Inc.	2,671
3	Jack Henry & Associates, Inc.	520
2	Mastercard, Inc., Class A	1,096
72	MGIC Investment Corp.	1,794
35	PayPal Holdings, Inc.(a)	2,304
40	Visa, Inc., Class A	13,820
15	Voya Financial, Inc.	888
4	WEX, Inc.(a)	521
		31,833
	Food Products — 0.2%
155	B&G Foods, Inc.	1,068
29	General Mills, Inc.	1,645
2	Hershey Co.	334
8	Ingredion, Inc.	1,063
7	Kellanova	579
40	Kraft Heinz Co.	1,164
9	McCormick & Co., Inc.	690
20	Mondelez International, Inc., Class A	1,363
		7,906
	Gas Utilities — 0.1%
6	Atmos Energy Corp.	964

Shares	Description	Value (†)
	Gas Utilities — continued
28	New Jersey Resources Corp.	$1,370
15	ONE Gas, Inc.	1,178
		3,512
	Ground Transportation — 0.1%
38	CSX Corp.	1,067
2	Norfolk Southern Corp.	448
6	Ryder System, Inc.	826
2	Saia, Inc.(a)	488
6	Uber Technologies, Inc.(a)	486
5	Union Pacific Corp.	1,078
8	XPO, Inc.(a)	849
		5,242
	Health Care Equipment & Supplies — 0.5%
2	Align Technology, Inc.(a)	347
54	Baxter International, Inc.	1,683
5	Becton Dickinson & Co.	1,035
6	Edwards Lifesciences Corp.(a)	453
42	GE HealthCare Technologies, Inc.	2,954
6	Glaukos Corp.(a)	566
6	Hologic, Inc.(a)	349
9	Intuitive Surgical, Inc.(a)	4,642
10	Merit Medical Systems, Inc.(a)	944
3	Penumbra, Inc.(a)	879
1	ResMed, Inc.	237
3	STERIS PLC	674
5	Stryker Corp.	1,870
3	Zimmer Biomet Holdings, Inc.	309
		16,942
	Health Care Providers & Services — 0.6%
5	Cardinal Health, Inc.	706
77	Centene Corp.(a)	4,609
2	Chemed Corp.	1,163
4	Cigna Group	1,360
31	CVS Health Corp.	2,068
12	Elevance Health, Inc.	5,047
2	HCA Healthcare, Inc.	690
10	HealthEquity, Inc.(a)	857
1	Humana, Inc.	262
2	Labcorp Holdings, Inc.	482
1	McKesson Corp.	713
39	Option Care Health, Inc.(a)	1,260
8	UnitedHealth Group, Inc.	3,292
		22,509
	Health Care REITs — 0.1%
13	Welltower, Inc.	1,984
	Health Care Technology — 0.3%
114	Doximity, Inc., Class A(a)	6,484
20	Veeva Systems, Inc., Class A(a)	4,674
		11,158
	Hotel & Resort REITs — 0.0%
13	Host Hotels & Resorts, Inc.	184
	Hotels, Restaurants & Leisure — 0.5%
34	Airbnb, Inc., Class A(a)	4,145
30	Aramark	1,003
11	Chipotle Mexican Grill, Inc.(a)	556
4	DoorDash, Inc., Class A(a)	772
9	Marriott Vacations Worldwide Corp.	493
9	McDonald's Corp.	2,877
51	Starbucks Corp.	4,083
25	Travel & Leisure Co.	1,098
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
3	Wingstop, Inc.	$792
43	Yum China Holdings, Inc.	1,862
14	Yum! Brands, Inc.	2,106
		19,787
	Household Durables — 0.1%
21	KB Home	1,135
13	Meritage Homes Corp.	886
22	Taylor Morrison Home Corp.(a)	1,262
11	Toll Brothers, Inc.	1,109
		4,392
	Household Products — 0.2%
11	Church & Dwight Co., Inc.	1,093
6	Colgate-Palmolive Co.	553
37	Energizer Holdings, Inc.	1,001
32	Procter & Gamble Co.	5,202
		7,849
	Independent Power & Renewable Electricity Producers — 0.0%
47	AES Corp.	470
29	Clearway Energy, Inc., Class A	793
		1,263
	Industrial Conglomerates — 0.0%
4	3M Co.	556
4	Honeywell International, Inc.	842
		1,398
	Industrial REITs — 0.0%
5	Prologis, Inc.	511
35	Rexford Industrial Realty, Inc.	1,158
		1,669
	Insurance — 0.7%
3	Allstate Corp.	595
55	American International Group, Inc.	4,484
8	Arch Capital Group Ltd.	725
7	Arthur J Gallagher & Co.	2,245
16	Assured Guaranty Ltd.	1,404
3	Chubb Ltd.	858
17	First American Financial Corp.	1,034
9	Hanover Insurance Group, Inc.	1,495
10	Hartford Insurance Group, Inc.	1,227
5	Marsh & McLennan Cos., Inc.	1,127
5	Prudential Financial, Inc.	513
18	Reinsurance Group of America, Inc.	3,372
13	Selective Insurance Group, Inc.	1,134
6	Travelers Cos., Inc.	1,585
15	Willis Towers Watson PLC	4,617
		26,415
	Interactive Media & Services — 1.1%
67	Alphabet, Inc., Class A	10,640
88	Alphabet, Inc., Class C	14,158
26	Meta Platforms, Inc., Class A	14,274
29	Yelp, Inc.(a)	1,017
		40,089
	IT Services — 0.3%
5	Accenture PLC, Class A	1,496
16	Cognizant Technology Solutions Corp., Class A	1,177
5	International Business Machines Corp.	1,209
28	Kyndryl Holdings, Inc.(a)	908
51	Shopify, Inc., Class A(a)	4,845
		9,635

Shares	Description	Value (†)
	Leisure Products — 0.0%
54	Mattel, Inc.(a)	$858
	Life Sciences Tools & Services — 0.3%
3	Agilent Technologies, Inc.	323
69	Avantor, Inc.(a)	896
2	Bio-Techne Corp.	101
1	Charles River Laboratories International, Inc.(a)	119
4	Danaher Corp.	797
28	Illumina, Inc.(a)	2,173
25	IQVIA Holdings, Inc.(a)	3,877
5	Repligen Corp.(a)	690
1	West Pharmaceutical Services, Inc.	211
		9,187
	Machinery — 0.5%
6	AGCO Corp.	509
16	Deere & Co.	7,417
6	Dover Corp.	1,024
9	Fortive Corp.	627
21	Graco, Inc.	1,714
2	Illinois Tool Works, Inc.	480
15	ITT, Inc.	2,055
9	Oshkosh Corp.	754
8	SPX Technologies, Inc.(a)	1,073
16	Terex Corp.	563
9	Toro Co.	615
		16,831
	Media — 0.3%
11	Charter Communications, Inc., Class A(a)	4,310
99	Comcast Corp., Class A	3,386
22	Fox Corp., Class B	1,017
34	Interpublic Group of Cos., Inc.	854
17	Liberty Broadband Corp., Class C(a)	1,537
11	Omnicom Group, Inc.	838
		11,942
	Metals & Mining — 0.1%
23	Alcoa Corp.	564
5	Carpenter Technology Corp.	978
4	Freeport-McMoRan, Inc.	144
8	Newmont Corp.	422
4	Reliance, Inc.	1,153
21	U.S. Steel Corp.	918
		4,179
	Mortgage Real Estate Investment Trusts (REITs) — 0.0%
73	Annaly Capital Management, Inc.	1,431
	Multi-Utilities — 0.1%
12	Consolidated Edison, Inc.	1,353
5	DTE Energy Co.	685
2	WEC Energy Group, Inc.	219
		2,257
	Office REITs — 0.1%
54	COPT Defense Properties	1,410
59	Easterly Government Properties, Inc.	1,190
52	Highwoods Properties, Inc.	1,479
27	Kilroy Realty Corp.	851
		4,930
	Oil, Gas & Consumable Fuels — 0.9%
26	Antero Resources Corp.(a)	906
121	APA Corp.	1,880
18	Chevron Corp.	2,449
24	CNX Resources Corp.(a)	706
61	ConocoPhillips	5,436
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
12	Devon Energy Corp.	$365
2	Diamondback Energy, Inc.	264
29	EOG Resources, Inc.	3,200
40	Exxon Mobil Corp.	4,225
3	Hess Corp.	387
57	Kinder Morgan, Inc.	1,499
21	Marathon Petroleum Corp.	2,886
9	ONEOK, Inc.	740
26	Ovintiv, Inc.	873
52	Phillips 66	5,411
26	Range Resources Corp.	882
3	Valero Energy Corp.	348
16	Williams Cos., Inc.	937
		33,394
	Passenger Airlines — 0.1%
91	American Airlines Group, Inc.(a)	905
85	Delta Air Lines, Inc.	3,539
		4,444
	Personal Care Products — 0.1%
3	Estee Lauder Cos., Inc., Class A	180
121	Kenvue, Inc.	2,855
		3,035
	Pharmaceuticals — 0.7%
21	Bristol-Myers Squibb Co.	1,054
3	Eli Lilly & Co.	2,697
6	Jazz Pharmaceuticals PLC(a)	702
31	Johnson & Johnson	4,846
74	Merck & Co., Inc.	6,305
17	Novartis AG, ADR	1,929
52	Novo Nordisk AS, ADR	3,455
51	Pfizer, Inc.	1,245
50	Roche Holding AG, ADR	2,038
7	Zoetis, Inc.	1,095
		25,366
	Professional Services — 0.2%
2	Automatic Data Processing, Inc.	601
17	Equifax, Inc.	4,422
14	Exponent, Inc.	1,102
14	Korn Ferry	864
6	Leidos Holdings, Inc.	883
2	Paychex, Inc.	294
4	Paylocity Holding Corp.(a)	768
		8,934
	Real Estate Management & Development — 0.1%
26	CBRE Group, Inc., Class A(a)	3,177
2	CoStar Group, Inc.(a)	148
6	Jones Lang LaSalle, Inc.(a)	1,364
		4,689
	Residential REITs — 0.0%
4	AvalonBay Communities, Inc.	840
	Retail REITs — 0.1%
89	Brixmor Property Group, Inc.	2,217
	Semiconductors & Semiconductor Equipment — 1.4%
13	Advanced Micro Devices, Inc.(a)	1,266
9	Analog Devices, Inc.	1,754
7	Applied Materials, Inc.	1,055
42	ARM Holdings PLC, ADR(a)	4,790
16	Broadcom, Inc.	3,080
23	Entegris, Inc.	1,820
40	Intel Corp.	804

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
6	Lam Research Corp.	$430
14	Lattice Semiconductor Corp.(a)	685
2	Microchip Technology, Inc.	92
11	Micron Technology, Inc.	846
15	MKS Instruments, Inc.	1,052
230	NVIDIA Corp.	25,052
2	ON Semiconductor Corp.(a)	79
5	Onto Innovation, Inc.(a)	610
30	QUALCOMM, Inc.	4,454
6	Silicon Laboratories, Inc.(a)	611
8	Texas Instruments, Inc.	1,280
		49,760
	Software — 1.9%
3	Adobe, Inc.(a)	1,125
1	ANSYS, Inc.(a)	322
26	Autodesk, Inc.(a)	7,130
3	Cadence Design Systems, Inc.(a)	893
13	Docusign, Inc.(a)	1,063
25	Dynatrace, Inc.(a)	1,174
10	Guidewire Software, Inc.(a)	2,048
1	Intuit, Inc.	627
5	Manhattan Associates, Inc.(a)	887
60	Microsoft Corp.	23,716
75	Oracle Corp.	10,554
4	Palo Alto Networks, Inc.(a)	748
5	PTC, Inc.(a)	775
5	Qualys, Inc.(a)	628
3	Roper Technologies, Inc.	1,680
25	Salesforce, Inc.	6,718
1	ServiceNow, Inc.(a)	955
4	SPS Commerce, Inc.(a)	574
2	Synopsys, Inc.(a)	918
2	Tyler Technologies, Inc.(a)	1,087
17	Workday, Inc., Class A(a)	4,165
		67,787
	Specialized REITs — 0.1%
3	American Tower Corp.	676
3	Crown Castle, Inc.	317
3	Digital Realty Trust, Inc.	482
1	Equinix, Inc.	861
		2,336
	Specialty Retail — 0.3%
2	Asbury Automotive Group, Inc.(a)	436
5	Burlington Stores, Inc.(a)	1,125
4	Dick's Sporting Goods, Inc.	751
9	Floor & Decor Holdings, Inc., Class A(a)	643
32	GameStop Corp., Class A(a)	892
7	Home Depot, Inc.	2,523
2	Lithia Motors, Inc.	586
4	Lowe's Cos., Inc.	894
1	O'Reilly Automotive, Inc.(a)	1,415
5	Ross Stores, Inc.	695
16	TJX Cos., Inc.	2,059
		12,019
	Technology Hardware, Storage & Peripherals — 0.6%
91	Apple, Inc.	19,337
21	Hewlett Packard Enterprise Co.	341
12	HP, Inc.	307
5	NetApp, Inc.	449
		20,434
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.2%
5	Crocs, Inc.(a)	$482
1	Lululemon Athletica, Inc.(a)	271
53	NIKE, Inc., Class B	2,989
9	PVH Corp.	621
2	Ralph Lauren Corp.	450
162	Under Armour, Inc., Class A(a)	927
37	VF Corp.	439
		6,179
	Trading Companies & Distributors — 0.1%
24	Core & Main, Inc., Class A(a)	1,264
3	Watsco, Inc.	1,380
		2,644
	Water Utilities — 0.1%
30	American States Water Co.	2,433
2	American Water Works Co., Inc.	294
		2,727
	Wireless Telecommunication Services — 0.0%
29	Telephone & Data Systems, Inc.	1,087
	Total Common Stocks (Identified Cost $784,650)	843,256

Principal Amount
Bonds and Notes — 21.9%
	Apartment REITs — 0.1%
$4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,700
	Automotive — 0.6%
7,000	Cummins, Inc., 5.150%, 2/20/2034	7,102
6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,944
2,000	Lear Corp., 4.250%, 5/15/2029	1,946
5,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	4,519
		19,511
	Banking — 2.1%
5,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,834
10,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	8,792
8,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	7,735
6,000	Citigroup, Inc., 4.600%, 3/09/2026	5,997
4,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	4,007
8,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,257
6,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	6,455
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	2,934
5,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	4,827
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,970
7,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	6,857
9,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	9,006
4,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	3,448
		76,119

Principal Amount	Description	Value (†)
	Brokerage — 0.4%
$9,000	BlackRock, Inc., 2.400%, 4/30/2030	$8,237
9,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,799
		14,036
	Building Materials — 0.4%
5,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	4,622
9,000	Owens Corning, 3.950%, 8/15/2029	8,760
		13,382
	Chemicals — 0.3%
11,000	Ecolab, Inc., 2.125%, 2/01/2032	9,381
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,737
		11,118
	Consumer Products — 0.3%
9,000	Kenvue, Inc., 5.050%, 3/22/2053	8,355
4,000	Procter & Gamble Co., 3.000%, 3/25/2030	3,819
		12,174
	Diversified Manufacturing — 0.3%
7,000	Eaton Corp., 4.150%, 3/15/2033	6,723
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,637
		11,360
	Electric — 1.1%
4,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	3,766
11,000	Entergy Corp., 0.900%, 9/15/2025	10,843
6,000	Exelon Corp., 4.050%, 4/15/2030	5,842
9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	8,013
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,910
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,455
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,930
		39,759
	Environmental — 0.1%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,366
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,465
		4,831
	Finance Companies — 0.3%
5,000	ARES Capital Corp., 3.250%, 7/15/2025	4,984
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,725
		9,709
	Food & Beverage — 1.0%
5,000	Bunge Ltd. Finance Corp., 2.750%, 5/14/2031	4,476
9,000	Coca-Cola Co., 1.450%, 6/01/2027	8,567
7,000	Kellanova, 4.300%, 5/15/2028	7,017
5,000	Keurig Dr. Pepper, Inc., 3.200%, 5/01/2030	4,683
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,758
9,000	PepsiCo, Inc., 2.750%, 3/19/2030	8,413
		35,914
	Government Owned - No Guarantee — 0.5%
7,000	Equinor ASA, 3.625%, 4/06/2040	5,701
12,000	Federal National Mortgage Association, 6.625%, 11/15/2030	13,625
		19,326
	Health Care REITs — 0.3%
7,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	6,929
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,501
		11,430
	Health Insurance — 0.4%
7,000	Elevance Health, Inc., 4.101%, 3/01/2028	6,960
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	6,253
		13,213
Principal Amount	Description	Value (†)
	Healthcare — 0.4%
$4,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	$3,990
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,985
4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	3,931
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,628
		14,534
	Home Construction — 0.2%
7,000	NVR, Inc., 3.000%, 5/15/2030	6,444
	Integrated Energy — 0.2%
6,000	Shell International Finance BV, 6.375%, 12/15/2038	6,586
	Life Insurance — 0.4%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,099
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,527
3,000	MetLife, Inc., 5.375%, 7/15/2033	3,092
5,000	Prudential Financial, Inc., 3.935%, 12/07/2049	3,758
		15,476
	Media Entertainment — 0.3%
5,000	Netflix, Inc., 3.625%, 6/15/2025(b)	4,990
7,000	Netflix, Inc., 4.900%, 8/15/2034	7,059
		12,049
	Metals & Mining — 0.1%
5,000	Nucor Corp., 3.125%, 4/01/2032	4,486
	Midstream — 0.1%
5,000	Enbridge, Inc., 5.625%, 4/05/2034	5,058
	Mortgage Related — 4.8%
9,709	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	8,067
9,901	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	8,603
6,244	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	5,644
4,591	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	4,501
5,568	Federal National Mortgage Association, 2.000%, 7/01/2051	4,439
21,222	Federal National Mortgage Association, 2.000%, 8/01/2051	16,914
2,931	Federal National Mortgage Association, 2.500%, 8/01/2050	2,451
22,994	Federal National Mortgage Association, 2.500%, 2/01/2051	19,133
5,276	Federal National Mortgage Association, 2.500%, 9/01/2051	4,395
2,043	Federal National Mortgage Association, 3.000%, 12/01/2049	1,786
5,401	Federal National Mortgage Association, 3.000%, 5/01/2051	4,703
11,480	Federal National Mortgage Association, 3.000%, 4/01/2052	9,988
6,064	Federal National Mortgage Association, 3.000%, 7/01/2052	5,265
2,442	Federal National Mortgage Association, 3.500%, 6/01/2049	2,223
11,450	Federal National Mortgage Association, 3.500%, 5/01/2052	10,351
6,012	Federal National Mortgage Association, 4.000%, 9/01/2052	5,613
7,252	Federal National Mortgage Association, 4.000%, 5/01/2053	6,765
1,004	Federal National Mortgage Association, 4.500%, 5/01/2049	975
10,056	Federal National Mortgage Association, 4.500%, 8/01/2053	9,621
11,257	Government National Mortgage Association, 3.000%, 6/20/2052	9,967

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$6,417	Government National Mortgage Association, 4.000%, 8/20/2053	$5,993
6,276	Government National Mortgage Association, 5.000%, 7/20/2053	6,167
19,719	Government National Mortgage Association, 5.500%, 4/20/2053	19,773
		173,337
	Office REITs — 0.1%
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,878
	Oil Field Services — 0.2%
5,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	4,896
3,000	Schlumberger Investment SA, 4.850%, 5/15/2033	2,884
		7,780
	Other REITs — 0.1%
4,000	Prologis LP, 1.250%, 10/15/2030	3,395
	Pharmaceuticals — 0.7%
10,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	8,867
5,000	Biogen, Inc., 2.250%, 5/01/2030	4,447
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,838
4,000	Merck & Co., Inc., 1.450%, 6/24/2030	3,476
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,104
		23,732
	Property & Casualty Insurance — 0.2%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,758
4,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	3,557
		6,315
	Railroads — 0.5%
8,000	CSX Corp., 2.600%, 11/01/2026	7,798
13,000	Union Pacific Corp., 2.950%, 3/10/2052	8,213
		16,011
	Restaurants — 0.2%
8,000	Starbucks Corp., 2.250%, 3/12/2030	7,180
	Retail REITs — 0.1%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,728
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,927
		4,655
	Retailers — 0.7%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,703
11,000	Home Depot, Inc., 1.375%, 3/15/2031	9,237
11,000	TJX Cos., Inc., 1.150%, 5/15/2028	10,101
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,926
		24,967
	Technology — 1.3%
7,000	Adobe, Inc., 2.300%, 2/01/2030	6,442
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,831
4,000	Intel Corp., 2.450%, 11/15/2029	3,602
8,000	International Business Machines Corp., 4.000%, 6/20/2042	6,523
4,000	NVIDIA Corp., 2.850%, 4/01/2030	3,780
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	8,204
6,000	QUALCOMM, Inc., 4.500%, 5/20/2052	4,968
7,000	Salesforce, Inc., 1.500%, 7/15/2028	6,481
4,000	Texas Instruments, Inc., 4.900%, 3/14/2033	4,051
		47,882
	Treasuries — 2.5%
12,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	5,838
8,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	5,858
8,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	5,581
20,700	U.S. Treasury Bonds, 2.875%, 11/15/2046	15,398
Principal Amount	Description	Value (†)
	Treasuries — continued
$10,100	U.S. Treasury Bonds, 3.000%, 2/15/2048	$7,581
14,100	U.S. Treasury Bonds, 3.000%, 2/15/2049	10,494
4,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	3,704
25,000	U.S. Treasury Notes, 0.375%, 11/30/2025	24,467
6,000	U.S. Treasury Notes, 3.125%, 8/31/2027	5,937
6,000	U.S. Treasury Notes, 4.625%, 2/15/2035	6,225
		91,083
	Utility Other — 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,076
	Wireless — 0.2%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	7,402
	Wirelines — 0.3%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,799
10,000	Verizon Communications, Inc., 2.650%, 11/20/2040	7,030
		9,829
	Total Bonds and Notes (Identified Cost $839,337)	790,737

Shares
Exchange-Traded Funds — 3.4%
1,453	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $112,954)	123,040

Mutual Funds — 5.0%
3,910	WCM Focused Emerging Markets Fund, Institutional Class	58,572
5,069	WCM Focused International Growth Fund, Institutional Class	121,702
	Total Mutual Funds (Identified Cost $194,440)	180,274

Affiliated Mutual Funds — 45.3%
66,894	Loomis Sayles Inflation Protected Securities Fund, Class N	652,890
41,175	Loomis Sayles Limited Term Government and Agency Fund, Class N	450,453
47,462	Mirova Global Green Bond Fund, Class N	412,442
9,198	Mirova International Megatrends Fund, Class N	119,569
	Total Affiliated Mutual Funds (Identified Cost $1,787,730)	1,635,354

Principal Amount	Description	Value (†)
Short-Term Investments — 2.8%
$100,814	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2025 at 2.500% to be repurchased at $100,821 on 5/01/2025 collateralized by $63,900 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $84,890; $17,800 U.S. Treasury Note, 4.500% due 7/15/2026 valued at $18,276 including accrued interest(c) (Identified Cost $100,814)	$100,814
	Total Investments — 101.7% (Identified Cost $3,819,925)	3,673,475
	Other assets less liabilities — (1.7)%	(60,491)
	Net Assets — 100.0%	$3,612,984

*	Subsequent Event. On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2015 Fund. Liquidation will take place on or about July 29, 2025.

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the value of Rule 144A holdings amounted to $11,755 or
0.3% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2025, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$762,114	$115,511	$240,726	$(20,311)	$36,302	$652,890	66,894	$6,504
Loomis Sayles Limited Term Government and Agency Fund, Class N	528,392	82,154	167,204	(4,620)	11,731	450,453	41,175	4,610
Mirova Global Green Bond Fund, Class N	487,142	65,576	144,569	(16,649)	20,942	412,442	47,462	—
Mirova International Megatrends Fund, Class N	139,323	12,624	37,528	(2,427)	7,577	119,569	9,198	—
	$1,916,971	$275,865	$590,027	$(44,007)	$76,552	$1,635,354	164,729	$11,114

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$843,256	$ —	$ —	$843,256
Bonds and Notes(a)	—	790,737	—	790,737
Exchange-Traded Funds	123,040	—	—	123,040
Mutual Funds	180,274	—	—	180,274
Affiliated Mutual Funds	1,635,354	—	—	1,635,354
Short-Term Investments	—	100,814	—	100,814
Total Investments	$2,781,924	$891,551	$—	$3,673,475

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2025 (Unaudited)
Fixed Income	63.9%
Equity	35.0
Short-Term Investments	2.8
Total Investments	101.7
Other assets less liabilities	(1.7)
Net Assets	100.0%